Borrowings - Senior and Ship Mortgage Notes Navios Holdings and Navios Logistics (Details) € in Thousands, $ in Thousands	4 Months Ended	8 Months Ended		11 Months Ended	12 Months Ended
	Apr. 30, 2021	Aug. 26, 2019 USD ($)	Aug. 26, 2019 EUR (€)	Nov. 29, 2013	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)
Debt Instrument [Line Items]
Redemption price percentage					110.75%
Gain/ (Loss) on bond and debt extinguishment					$ 7,047	$ 47,430	$ 6,464
Restricted cash					16,303	736
Amount outstanding					1,612,718	1,581,756
Accrued interest					55,650	35,926
Proceeds from long-term loans					81,625	129,022	56,919
Proceeds from issuance of senior notes, net of deferred financing costs					487,504	0	0
Senior Notes					$ 1,263,566	1,170,679
2022 Senior Secured Notes
Debt Instrument [Line Items]
Issuance date/Date of agreement					Nov. 21, 2017
Face amount at issuance date					$ 305,000
Debt instrument, issuance price percentage					97.00%
2022 Senior Secured Notes | Upon occurrence of certain change of control events
Debt Instrument [Line Items]
Redemption price percentage					101.00%
2022 Notes
Debt Instrument [Line Items]
Issuance date/Date of agreement					Nov. 29, 2013
Face amount at issuance date					$ 650,000
Fixed interest rate					7.375%				7.375%
Maturity date					Jan. 31, 2022
Repurchase of notes					$ 20,782	81,235	35,661
Repurchase of senior notes - cash consideration					9,443	50,683	28,796
Gain/ (Loss) on bond and debt extinguishment					11,204	47,430	$ 6,464
Restricted cash					15,609			$ 14,250		$ 15,251	$ 358	$ 10,129	$ 7,410	$ 14,000
Debt Instrument Collateral	17 drybulk vessels			23 drybulk vessels
Senior Notes					$ 476,822	497,604
2022 Notes | Upon occurrence of certain change of control events
Debt Instrument [Line Items]
Redemption price percentage					101.00%
2022 Logistics Senior Notes | Navios Logistics
Debt Instrument [Line Items]
Issuance date/Date of agreement					Apr. 22, 2014
Face amount at issuance date					$ 375,000
Fixed interest rate					7.25%				7.25%
Redemption price percentage					100.00%
Maturity date					May 01, 2022
Repurchase of notes						35,500
Repurchase of senior notes - cash consideration						17,642
Gain/ (Loss) on bond and debt extinguishment					$ (2,661)
Repayment of debt					375,000
Senior Notes					$ 0	375,000
Debt Instrument, Redemption Period End Date					Jul. 16, 2020
2025 Notes | Navios Logistics
Debt Instrument [Line Items]
Issuance date/Date of agreement					Jul. 08, 2020
Face amount at issuance date					$ 500,000
Fixed interest rate					10.75%				10.75%
Debt finance costs					$ 19,414
Maturity date					Jul. 01, 2025
Proceeds from issuance of senior notes, net of deferred financing costs					$ 487,504
Senior Notes					500,000	0
Interest Expense Debt					$ 25,979
2025 Notes | Navios Logistics | On or after August 1, 2022
Debt Instrument [Line Items]
Percentage of principal amount redeemed					35.00%
2025 Notes | Navios Logistics | Prior to August 1, 2022
Debt Instrument [Line Items]
Percentage of principal amount redeemed					100.00%
2025 Notes | Navios Logistics | Upon occurrence of certain change of control events
Debt Instrument [Line Items]
Percentage of principal amount redeemed					100.00%
Navios Logistics BBVA Loan Facility | Navios Logistics
Debt Instrument [Line Items]
Issuance date/Date of agreement					Dec. 15, 2016
Face amount at issuance date					$ 25,000
Loan margin percentage					3.25%
Interest rate					LIBOR (180 days) plus 325 basis points
Number of repayment installments					20
Repayment frequency					quarterly
Amount outstanding					$ 0	14,275
Navios Logistics New BBVA Loan Facility | Navios Logistics
Debt Instrument [Line Items]
Issuance date/Date of agreement					Feb. 28, 2020
Face amount at issuance date					$ 25,000
Loan margin percentage					3.25%
Interest rate					LIBOR (180 days) plus 325 basis points
Maturity date					Mar. 31, 2022
Repayment frequency					quarterly
Amount outstanding					$ 22,000
Proceeds from Debt, Net of Issuance Costs					$ 13,625
Navios Logistics Alpha Bank Loan | Navios Logistics
Debt Instrument [Line Items]
Issuance date/Date of agreement					May 18, 2017
Face amount at issuance date					$ 14,000
Number of vessels financed					2				2
Loan margin percentage					3.15%
Interest rate					LIBOR (90 days) plus 315 basis points
Number of repayment installments					20
Repayment frequency					quarterly
Amount outstanding					$ 9,100	10,500
Balloon payment on the last repayment date					$ 7,000
Navios Logistics Credit agreement | Navios Logistics
Debt Instrument [Line Items]
Issuance date/Date of agreement					Aug. 17, 2018
Face amount at issuance date					$ 7,615				€ 6,200
Fixed interest rate					6.75%				6.75%
Maturity date					Aug. 17, 2020
Number of repayment installments					24
Repayment frequency					monthly
Repayment of debt		$ 3,808	€ 3,100		$ 38,556
Navios Logistics Term Loan B Facility | Navios Logistics
Debt Instrument [Line Items]
Issuance date/Date of agreement					Nov. 03, 2017
Face amount at issuance date					$ 100,000
Loan margin percentage					4.75%
Interest rate					LIBOR plus 475 basis points
Gain/ (Loss) on bond and debt extinguishment					$ (1,496)
Duration of loan					4 years
Debt amortization percentage					1.00%
Amount outstanding					$ 0	98,000
Repayment of debt					97,500
Navios Logistics Notes Payable | Navios Logistics
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity					41,964
Debt finance costs					$ 5,949
Interest rate					six-month LIBOR
Number of repayment installments					16
Repayment frequency					semi-annual
Amount outstanding					$ 17,842	22,469
Other long-term loans | Navios Logistics
Debt Instrument [Line Items]
Line of credit facility issuance date					Oct. 29, 2009
Fixed interest rate					6.00%				6.00%
Line of credit facility maximum borrowing capacity					$ 817
Repayment frequency					monthly
Amount outstanding					$ 46	$ 115
Repayment installment					$ 6